Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Net sales:
Net sales	¥ 3,593,299		¥ 3,951,937	¥ 4,080,015
Operating cost and expenses	3,418,632	[1]	3,608,985	3,758,410
Operating profit	174,667		342,952	321,605
Other income (deductions)	21,073		19,940	32,279
Income before income taxes	195,740		362,892	353,884
Total assets	4,768,351		4,899,465	5,198,291
Depreciation and amortization	237,327		251,554	261,881
Impairment losses on goodwill				33,912
Capital expenditures	211,228		200,504	181,389
Office Business Unit
Net sales:
Net sales	1,699,653		1,804,002	1,802,542
Operating cost and expenses	1,533,688	[1]	1,586,497	1,615,521
Operating profit	168,907		220,804	189,261
Other income (deductions)	5,390		8,383	6,108
Income before income taxes	174,297		229,187	195,369
Total assets	863,381		923,261	946,213
Depreciation and amortization	58,373		64,964	72,346
Impairment losses on goodwill				21,721
Capital expenditures	51,623		48,127	46,769
Imaging System Business Unit
Net sales:
Net sales	806,425		969,660	1,098,525
Operating cost and expenses	759,247	[1]	843,599	922,838
Operating profit	48,167		126,836	176,287
Other income (deductions)	1,499		4,179	2,572
Income before income taxes	49,666		131,015	178,859
Total assets	313,141		371,944	368,410
Depreciation and amortization	35,805		38,054	39,694
Capital expenditures	24,016		25,712	27,220
Medical System Business Unit
Net sales:
Net sales	437,456		437,305	434,985
Operating cost and expenses	411,781	[1]	408,739	414,246
Operating profit	26,744		28,839	21,941
Other income (deductions)	539		640	564
Income before income taxes	27,283		29,479	22,505
Total assets	273,525		247,282	238,824
Depreciation and amortization	11,760		9,365	5,212
Capital expenditures	7,074		7,454	8,963
Industry and Others Business Unit
Net sales:
Net sales	648,165		740,970	743,963
Operating cost and expenses	722,464	[1]	787,276	791,947
Operating profit	15,481		55,665	37,966
Other income (deductions)	82		2,181	1,155
Income before income taxes	15,563		57,846	39,121
Total assets	424,911		404,628	394,742
Depreciation and amortization	41,420		41,069	41,737
Impairment losses on goodwill				12,191
Capital expenditures	33,515		24,175	17,908
Corporate and Eliminations
Net sales:
Net sales	1,600
Operating cost and expenses	(8,548)	[1]	(17,126)	13,858
Operating profit	(84,632)		(89,192)	(103,850)
Other income (deductions)	13,563		4,557	21,880
Income before income taxes	(71,069)		(84,635)	(81,970)
Total assets	2,893,393		2,952,350	3,250,102
Depreciation and amortization	89,969		98,102	102,892
Capital expenditures	95,000		95,036	80,529
Operating Segments
Net sales:
Net sales	3,593,299		3,951,937	4,080,015
Operating Segments | Office Business Unit
Net sales:
Net sales	1,702,595		1,807,301	1,804,782
Operating Segments | Imaging System Business Unit
Net sales:
Net sales	807,414		970,435	1,099,125
Operating Segments | Medical System Business Unit
Net sales:
Net sales	438,525		437,578	436,187
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales	737,945		842,941	829,913
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	(93,180)		(106,318)	(89,992)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales	2,942		3,299	2,240
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales	989		775	600
Intersegment Eliminations | Medical System Business Unit
Net sales:
Net sales	1,069		273	1,202
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales	89,780		101,971	85,950
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales	¥ (94,780)		¥ (106,318)	¥ (89,992)

[1]	During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in Office Business Unit. The employee severance charges in Office Business Unit under the plan for the year ended December 31, 2019 were ¥15,621 million and most of the charges are included in selling, general and administrative expenses in the consolidated statement of income. The balance of the related employee severance liability as of December 31, 2019 are ¥10,225 million. The restructuring charges for the years ended December 31, 2018 and 2017 were not significant.